CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	3 Months Ended
Jun. 30, 2020 USD ($)
Merger recapitalization, repurchase	$ 7,192
Merger recapitalization, issuance costs	11,564
DEAC shares recapitalized, Redemptions and equity issuance costs	10,631
Shares issued in offering, net of issuance costs	$ 19,200